Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009		$ 2,827,000	$ 14,657,000	$ (4,989,000)	$ (1,739,000)	$ (3,463,000)	$ 7,293,000
Balance (in Shares) at Dec. 31, 2009		2,826,424
Net loss				(7,036,000)			(7,036,000)
Issuance of restricted Common Stock (50,000 shares)			(400,000)			400,000
Stock compensation expense			22,000				21,000
Other comprehensive income (loss), net of tax:
Unrealized foreign currency translation gain					184,000		184,000
Change in unrecognized pension costs					(433,000)		(433,000)
Balance at Dec. 31, 2010		2,827,000	14,279,000	(12,025,000)	(1,988,000)	(3,063,000)	30,000
Balance (in Shares) at Dec. 31, 2010		2,826,424
Net loss				(1,418,000)			(1,418,000)
Issuance of Common Stock (2,244,000 shares)		2,244,000	(1,683,000)				561,000
Issuance of Common Stock (2,244,000 shares) (in Shares)		2,244,000
Issuance of Series A Convertible Preferred Stock (416,500 shares)	6,138,000
Issuance of Series A Convertible Preferred Stock (416,500 shares) (in Shares)	416,500
Stock compensation expense			24,000				24,000
Other comprehensive income (loss), net of tax:
Unrealized foreign currency translation gain					(82,000)		(82,000)
Change in unrecognized pension costs					(1,396,000)		(1,396,000)
Balance at Dec. 31, 2011	$ 6,138,000	$ 5,071,000	$ 12,620,000	$ (13,443,000)	$ (3,466,000)	$ (3,063,000)	$ (2,281,000)
Balance (in Shares) at Dec. 31, 2011	416,500	5,070,424